Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2018
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

14.   INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

14.1        Investments accounted for using the equity method

a)	The following tables present the changes in investments accounted for with the equity method for the years ended December 31, 2018 and 2017:

			Functional	Ownership Interest	Balance as of 1-1-2018	Additions	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Comprehensive Income	Other Increase (Decrease)	Balance as of 12-31-2018
Changes in Investments in Associates	Relationship	Country	Currency	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,783,316	—	805,972	(1,884,140)	347,835	—	—	3,052,983
Centrales Hidroeléctricas de Aysén S.A. (*)	Joint venture	Chile	Chilean peso	0.00%	4,205,233	—	1,734,508	—	—	—	(5,939,741)	—
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	8,818,759	—	654,952	—	—	—	—	9,473,711
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.08%	105,146	—	86,021	—	(108,069)	—	217,100	300,198
				TOTAL	16,912,454	—	3,281,453	(1,884,140)	239,766	—	(5,722,641)	12,826,892

			Functional	Ownership Interest	Balance as of 1-1-2017	Additions	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Comprehensive Income	Other Increase (Decrease)	Balance as of 12-31-2017
Changes in Investments in Associates	Relationship	Country	Currency	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,982,934	—	841,957	(743,734)	(297,841)	—	—	3,783,316
Centrales Hidroeléctricas de Aysén S.A. (*)	Joint venture	Chile	Chilean peso	51.00%	6,441,166	1,943,100	(4,179,034)	—	—	—	1	4,205,233
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	8,222,763	—	595,996	—	—	—	—	8,818,759
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.12%	91,335	—	44,177	—	(29,199)	(1,490)	323	105,146
				TOTAL	18,738,198	1,943,100	(2,696,904)	(743,734)	(327,040)	(1,490)	324	16,912,454

(*)  See Note 14.b and Appendix 3.

b)	Centrales Hidroeléctricas de Aysén S.A. (Hydroaysén)

In May 2014, the Committee of Ministers revoked the Environmental Qualification Resolution (“RCA”) of the Centrales Hidroeléctricas de Aysén S.A. project, in which the Company participates by accepting some of the claims filed against this project. It is a public information that this decision was resorted before the Environmental Courts in Valdivia and Santiago. On January 28, 2015, it was made public that the water rights request made in 2008 by Centrales Hidroeléctricas de Aysén S.A. has been partially rejected.

The Company has expressed its intention to promote at Centrales Hidroeléctricas de Aysén S.A. the defense for water rights and the environmental qualification granted to the project in the corresponding instances, continuing with the judicial actions already started or implementing new administrative or judicial actions that are necessary to this end, and it maintains the belief that hydric resources of the Aysén region are important for the energy development of the country.

Nevertheless, given the current situation, there is uncertainty on the recoverability of the investment made so far at Centrales Hidroeléctricas de Aysén S.A., since it depends both on judicial decisions and on definitions in the energy agenda which cannot be foreseen at present, consequently the investment is not included in the portfolio of the Company’s immediate projects. Consequently, at closing date of fiscal year 2014, the Company recognized an impairment of its participation in Centrales Hidroeléctricas de Aysén S.A. amounting to ThCh$ 69,066,857.

At an Extraordinary Meeting of Hidroaysén shareholders of Centrales Hidroeléctricas de Aysén S.A. held on December 7, 2017, it was decided to proceed to the early dissolution of this company, and an agreement was reached on how to liquidate the company's assets. The liquidation process contemplated an allocation of assets to the shareholders Enel Generación and Colbún pro rata of their ownership interest which are 51% and 49%, respectively. This liquidation process and the associated allocation took place on September 7, 2018.

The following is the stand-alone balance sheet considered for the liquidation process:

CENTRALES HIDROELECTRICAS DE AYSEN S.A.		Liquidation Balance	Recognized by Enel Generation (51%)

		09-07-2018	09-07-2018
ASSETS		M$	M$

CURRENT ASSETS

	Cash and cash equivalents	72,339	36,892
	Trade and other current receivables	56,021	28,571

	TOTAL CURRENT ASSETS	128,360	65,463

NON-CURRENT ASSETS

	Property, plant and equipment	11,603,281	5,917,673

	TOTAL NON-CURRENT ASSETS	11,603,281	5,917,673

	TOTAL ASSETS	11,731,641	5,983,136

		09-07-2018	09-07-2018
CURRENT LIABILITIES		M$	M$

	Other current provisions	83,403	42,535

	TOTAL CURRENT LIABILITIES	83,403	42,535

EQUITY
	Issued capital	188,855,665	96,316,389
	Retained earnings	(177,207,427)	(90,375,788)

	TOTAL EQUITY	11,648,238	5,940,601

TOTAL LIABILITIES AND EQUITY		11,731,641	5,983,136
c)	Sale of GNL Quintero S.A.

On June 9, 2016, the Company entered into a share purchase agreement with Enagás Chile S.p.A. (“Enagás Chile”), a wholly-owned subsidiary of Enagás S.A., under which Enagás Chile would acquire the entire 20% ownership interest held by the Company in the associated company GNL Quintero S.A..

The sale of this investment to Enagás Chile was subject to satisfaction of customary conditions precedent for this type of transaction, which included, among others, non-exercising by the other shareholders of GNL Quintero S.A. of the preferential acquisition rights, which they possess in accordance with the terms and conditions of the shareholders agreement.

On September 14, 2016, upon satisfaction of the conditions precedent, the Company transferred the shares it held in GNL Quintero S.A. to Enagás Chile. The purchase price was US$ 197,365,113.2  (ThCh$ 132,820,800). Cash received for GNL Quintero S.A. is included in “Other collections from the sale of equity or debt instruments belonging to other entities” of the Consolidated Statements of Cash Flows at year ended December 31, 2016.

GNL Quintero S.A. operates a storage and regasification of Liquefied Natural Gas (LNG) plant and its related land-based Terminal for loading and unloading LNG, including facilities and network necessary to deliver LNG, through a LNG truck loading facility and delivery point’s pipelines.

14.2        Additional financial information on investments in associated companies

The following tables show financial information as of December 31, 2018 and 2017 from the financial statements of the investments in associates where the Group has significant influence:

As of and for the year ended December 31, 2018
Other
	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
Investments with	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
Significant Influence	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	75,571,058	267,884	66,679,077	—	707,597,382	(705,179,225)	2,418,157	1,043,609	3,461,766

As of and for the year ended December 31, 2017
Other
	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
Investments with	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
Significant Influence	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	71,254,956	148,950	63,340,564	—	687,399,254	(684,873,130)	2,526,124	(24,472)	2,501,652

None of our associates have published price quotations.

Appendix 3 to these consolidated financial statements provides information on the main activities of our associated companies and the ownership interest the Group holds in them.

14.3        Additional financial information on investments in joint ventures

The following tables present information from the financial statements as of December 31, 2018 and 2017, on the main joint ventures:

	Centrales Hidroeléctricas de Aysén S.A.		Transmisora Eléctrica de Quillota Ltda.
	51.00%	51.00%	50.00%	50.00%
	12-31-2018 (*)	12-31-2017	12-31-2018	12-31-2017
Investments in Joint Ventures	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	—	355,835	9,360,553	7,793,702
Total non-current assets	—	8,030,172	11,530,788	12,036,201
Total current liabilities	—	139,182	235,264	440,426
Total non-current liabilities	—	—	1,708,660	1,751,963
Cash and cash equivalents	—	355,446	8,185,391	7,310,296

Revenues	—	—	3,003,757	2,813,493
Depreciation and amortization expense	—	—	(758,607)	(782,322)
Other fixed operating expenses	(125,697)	(8,144,855)	(784,364)	(525,471)
Interest income	—	24,829	—	—
Other income	3,526,179	—	187,601	—
Income tax expense	—	—	(349,848)	(313,709)
Profit (loss)	3,400,997	(8,193,670)	1,309,903	1,191,991
Comprehensive income (loss)	3,400,997	(8,193,670)	1,309,903	1,191,991

(*)  See Note 14 and Appendix 3.

-	Restrictions on funds transfers from associated companies and joint ventures

As of December 31, 2018 and 2017, there were no restrictions on funds transfers from associates or joint ventures.

14.4        Commitments and contingencies

As of December 31, 2018 and 2017, associated companies and joint ventures did not have significant commitments and contingencies.